UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Select Money Market Portfolio

May 31, 2014

1.802201.110

MON-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 59.9%
		Yield (a)	Principal Amount	Value
Domestic Certificates Of Deposit - 7.9%
Branch Banking & Trust Co.
	8/28/14 to 9/25/14	0.22	$ 38,000,000	$ 38,000,000
Citibank NA
	6/23/14 to 10/3/14	0.21	186,000,000	186,000,000
RBS Citizens NA
	6/27/14	0.30	22,000,000	22,000,000
Wells Fargo Bank NA
	11/4/14 to 3/9/15	0.20 to 0.21 (c)	108,000,000	108,000,000
				354,000,000
London Branch, Eurodollar, Foreign Banks - 2.1%
BNP Paribas SA
	6/13/14	0.25	3,000,000	3,000,000
Credit Agricole SA
	6/2/14 to 9/2/14	0.25 to 0.26	48,000,000	48,000,000
Mizuho Corporate Bank Ltd.
	7/29/14	0.25	19,000,000	18,992,352
National Australia Bank Ltd.
	6/30/14	0.20	21,000,000	21,000,000
				90,992,352
New York Branch, Yankee Dollar, Foreign Banks - 49.9%
Bank of Montreal Chicago CD Program
	2/12/15	0.24 (c)	40,000,000	40,000,000
Bank of Nova Scotia
	7/7/14 to 5/15/15	0.20 to 0.29 (c)	198,000,000	198,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
	6/3/14 to 11/21/14	0.24 to 0.25	187,000,000	187,000,000
BNP Paribas New York Branch
	8/6/14 to 9/12/14	0.26 to 0.27	103,000,000	103,000,000
Canadian Imperial Bank of Commerce
	10/31/14 to 2/11/15	0.24 to 0.29 (c)	98,000,000	98,000,000
Credit Agricole CIB
	7/7/14 to 9/2/14	0.24 to 0.25	82,000,000	82,000,000
Credit Industriel et Commercial
	6/3/14 to 6/5/14	0.13	83,000,000	83,000,000
Credit Suisse AG
	7/9/14 to 11/3/14	0.30 to 0.31 (c)	112,000,000	112,000,000
Deutsche Bank
	7/28/14	0.23	43,000,000	43,000,000
KBC Bank NV
	6/3/14 to 6/5/14	0.16	93,000,000	93,000,000
Mitsubishi UFJ Trust & Banking Corp.
	10/10/14	0.28	9,000,000	9,000,000
Mizuho Corporate Bank Ltd.
	6/6/14 to 9/5/14	0.25	148,000,000	148,000,000
Natexis Banques Populaires New York Branch
	6/3/14 to 8/4/14	0.13 to 0.23	218,000,000	218,000,000

		Yield (a)	Principal Amount	Value
National Bank of Canada yankee
	8/8/14 to 11/17/14	0.30 to 0.34% (c)	$ 144,000,000	$ 143,992,287
Nordea Bank Finland PLC
	9/29/14	0.20	32,000,000	32,000,000
Royal Bank of Canada
	6/3/14 to 4/9/15	0.20 to 0.23 (c)	35,000,000	35,000,000
Skandinaviska Enskilda Banken
	8/1/14	0.24	36,000,000	36,000,000
Societe Generale
	7/7/14	0.25 (c)	70,000,000	70,000,000
Sumitomo Mitsui Banking Corp.
	6/10/14 to 11/17/14	0.21 to 0.31 (c)	224,000,000	224,000,000
Sumitomo Mitsui Trust Banking Ltd.
	6/23/14 to 9/17/14	0.25 to 0.27	153,000,000	153,000,000
Toronto-Dominion Bank
	9/10/14 to 10/10/14	0.25	46,000,000	46,000,000
UBS AG
	7/11/14 to 10/3/14	0.25 to 0.27 (c)	73,000,000	73,000,000
				2,226,992,287
TOTAL CERTIFICATE OF DEPOSIT (Cost $2,671,984,639)				2,671,984,639
Financial Company Commercial Paper - 9.8%

Barclays U.S. Funding Corp.
	6/25/14	0.23	17,000,000	16,997,393
BAT International Finance PLC
	6/2/14 to 7/14/14	0.27	7,000,000	6,998,853
BNP Paribas Finance, Inc.
	6/2/14 to 6/24/14	0.25	74,000,000	73,995,799
Credit Agricole North America
	6/2/14 to 7/2/14	0.11 to 0.26	93,000,000	92,988,066
JPMorgan Securities LLC
	9/3/14	0.27	19,000,000	18,986,605
Landesbank Baden-Wurttemberg
	6/6/14 to 6/9/14	0.15 to 0.20	68,000,000	67,998,087
Lloyds Bank PLC
	6/3/14	0.09	64,000,000	63,999,680
Natexis Banques Populaires U.S. Finance Co. LLC
	8/1/14	0.23	5,000,000	4,998,051
Skandinaviska Enskilda Banken AB
	8/11/14 to 8/19/14	0.24	53,000,000	52,974,085
Financial Company Commercial Paper - continued
		Yield (a)	Principal Amount	Value
Svenska Handelsbanken, Inc.
	9/22/14	0.22	26,000,000	25,982,046
Toronto Dominion Holdings (U.S.A.)
	2/3/15	0.24	10,000,000	9,983,533
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $435,902,198)				435,902,198
Other Commercial Paper - 0.7%

Comcast Corp.
	6/4/14	0.20	2,000,000	1,999,967
Hewlett-Packard Co.
	7/3/14	0.27	1,000,000	999,760
NBCUniversal Enterprise, Inc.
	6/13/14 to 6/27/14	0.24	5,000,000	4,999,320
Verizon Communications, Inc.
	7/14/14	0.35 (c)	23,000,000	23,000,000
TOTAL OTHER COMMERCIAL PAPER (Cost $30,999,047)				30,999,047
Treasury Debt - 6.2%

U.S. Treasury Obligations - 6.2%
U.S. Treasury Bills
	8/14/14 to 3/5/15	0.11 to 0.13	75,000,000	74,964,957
U.S. Treasury Notes
	6/15/14 to 2/28/15	0.10 to 0.18	199,000,000	199,255,731
TOTAL TREASURY DEBT (Cost $274,220,688)				274,220,688
Other Note - 1.4%

Medium-Term Notes - 1.4%
Dominion Resources, Inc.
	7/14/14	0.35 (b)(c)	14,000,000	14,000,000
Svenska Handelsbanken AB
	11/14/14 to 11/26/14	0.28 (b)(c)	50,000,000	50,000,000
TOTAL OTHER NOTE (Cost $64,000,000)				64,000,000
Variable Rate Demand Note - 1.1%

Delaware - 0.2%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
	6/6/14	0.15 (c)	10,000,000	10,000,000
Florida - 0.9%
Florida Timber Fin. III LLC Taxable, LOC Wells Fargo Bank NA, VRDN
	6/6/14	0.15 (c)	40,000,000	40,000,000

		Yield (a)	Principal Amount	Value
TOTAL VARIABLE RATE DEMAND NOTE (Cost $50,000,000)				50,000,000
Government Agency Debt - 4.7%

Federal Agencies - 4.7%
Fannie Mae
	10/21/15	0.14% (c)	$ 52,000,000	$ 51,992,638
Federal Home Loan Bank
	6/25/14	0.13 (c)	44,000,000	43,999,413
Freddie Mac
	12/5/14 to 7/16/15	0.14 to 0.15 (c)	115,000,000	114,991,806
TOTAL GOVERNMENT AGENCY DEBT (Cost $210,983,857)				210,983,857
Other Instrument - 0.4%

Time Deposits - 0.4%
ING Bank NV
(Cost $17,000,000)	6/3/14	0.11	17,000,000	17,000,000
Other Municipal Debt - 0.5%

Massachusetts - 0.1%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.27% tender 6/26/14, CP mode	4,700,000	4,700,000
New Hampshire - 0.4%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds Series 1990 A2, 0.32% tender 6/27/14, CP mode (d)	16,500,000	16,500,000
TOTAL OTHER MUNICIPAL DEBT (Cost $21,200,000)		21,200,000
Government Agency Repurchase Agreement - 2.0%
	Maturity Amount	Value
In a joint trading account at 0.09% dated 5/30/14 due 6/2/14 (Collateralized by U.S. Government Obligations) #	$ 63,403,470	$ 63,403,000
With:
Mitsubishi UFJ Securities (U.S.A.), Inc. at 0.1%, dated 5/30/14 due 6/6/14 (Collateralized by U.S. Government Obligations valued at $11,224,815, 2.32% - 5%, 1/1/27 - 1/1/44)	11,001,864	11,000,000
Mizuho Securities U.S.A., Inc. at 0.15%, dated 5/19/14 due 6/6/14 (Collateralized by U.S. Government Obligations valued at $14,460,921, 2%, 3/25/38)	14,007,058	14,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $88,403,000)		88,403,000
Treasury Repurchase Agreement - 0.3%

With Federal Reserve Bank of New York at 0.05%, dated 5/30/14 due 6/2/14 (Collateralized by U.S. Treasury Obligations valued at $15,000,063, 3.88%, 8/15/40) (Cost $15,000,000)	15,000,063	15,000,000
Other Repurchase Agreement - 10.5%

Other Repurchase Agreement - 10.5%
With:
BNP Paribas Securities Corp. at:
0.25%, dated 5/13/14 due 6/6/14 (Collateralized by Corporate Obligations valued at $5,277,690, 5.88%, 8/15/23)	5,001,042	5,000,000
0.44%, dated 5/12/14 due 6/6/14 (Collateralized by Corporate Obligations valued at $1,083,339, 9.25%, 3/1/21)	1,000,733	1,000,000
Citigroup Global Markets, Inc. at:
0.81%, dated 4/16/14 due 7/15/14 (Collateralized by Corporate Obligations valued at $7,567,995, 2% - 3.5%, 6/1/16 - 12/15/37)	7,014,175	7,000,000
0.98%, dated 5/20/14 due 9/2/14 (Collateralized by Corporate Obligations valued at $11,890,884, 0.32% - 5.46%, 11/25/35 - 6/12/47)	11,054,199	11,000,000

	Maturity Amount	Value
Credit Suisse Securities (U.S.A.) LLC at:
0.19%, dated:
5/27/14 due 6/3/14 (Collateralized by U.S. Government Obligations valued at $3,090,737, 4.4%, 5/16/51)	$ 3,000,111	$ 3,000,000
5/30/14 due 6/6/14 (Collateralized by U.S. Government Obligations valued at $8,240,101, 4.35% - 6%, 6/15/25 - 7/15/40)	8,000,296	8,000,000
0.42%, dated 5/27/14 due 6/3/14 (Collateralized by Corporate Obligations valued at $18,362,611, 7.25% - 11.38%, 5/1/19 - 5/15/21)	17,001,388	17,000,000
0.63%, dated 5/2/14 due 8/5/14 (Collateralized by Corporate Obligations valued at $8,645,751, 6.13% - 9.88%, 8/15/18 - 12/15/20)	8,013,300	8,000,000
0.64%, dated 5/9/14 due 8/7/14 (Collateralized by Corporate Obligations valued at $9,725,820, 5.13% - 12.63%, 1/15/19 - 5/1/22)	9,014,400	9,000,000
0.7%, dated:
1/10/14 due 7/9/14 (Collateralized by Corporate Obligations valued at $9,747,989, 12.63% , 1/15/21)	9,031,500	9,000,000
1/21/14 due 7/21/14 (Collateralized by Corporate Obligations valued at $2,166,530, 7% - 9.25%, 5/15/18 - 8/15/21)	2,007,039	2,000,000
4/16/14 due 10/14/14 (Collateralized by Corporate Obligations valued at $5,410,108, 6.5% - 8.25%, 2/15/18 - 11/15/22)	5,017,597	5,000,000
4/21/14 due 10/20/14 (Collateralized by Corporate Obligations valued at $4,326,798, 11.88% , 2/1/19)	4,014,156	4,000,000
0.71%, dated:
12/6/13 due 6/4/14 (Collateralized by Corporate Obligations valued at $9,754,613, 7.75% - 10%, 12/1/19 - 9/1/21)	9,031,950	9,000,000
1/6/14 due 7/3/14 (Collateralized by Corporate Obligations valued at $4,336,986, 11.5% - 11.75%, 8/1/19 - 12/15/19)	4,014,042	4,000,000
Other Repurchase Agreement - continued
	Maturity Amount	Value
Other Repurchase Agreement - continued
With: - continued
ING Financial Markets LLC at 0.31%, dated 5/30/14 due 6/2/14 (Collateralized by Corporate Obligations valued at $70,202,754, 4% - 12.5%, 9/1/16 - 3/15/29)	$ 65,001,679	$ 65,000,000
J.P. Morgan Clearing Corp. at:
0.5%, dated 4/30/14 due 8/28/14 (Collateralized by Equity Securities valued at $6,524,555)	6,015,000	6,000,000
0.59%, dated 2/14/14 due 6/13/14 (Collateralized by Corporate Obligations valued at $7,622,034, 3.5%, 2/1/19)	7,013,652	7,000,000
0.61%, dated:
2/12/14 due 8/28/14 (Collateralized by Corporate Obligations valued at $9,800,713, 3.5%, 2/1/19)	9,032,025	9,000,000
4/23/14 due 9/22/14 (Collateralized by Corporate Obligations valued at $9,789,943, 3.5%, 2/1/19)	9,023,180	9,000,000
0.64%, dated 4/8/14 due 10/6/14 (Collateralized by Corporate Obligations valued at $2,176,661, 3.25%, 8/15/37)	2,006,436	2,000,000
J.P. Morgan Securities, Inc. at:
0.19%, dated 5/28/14 due 6/4/14 (Collateralized by U.S. Government Obligations valued at $8,243,042, 3.25% - 4.4%, 5/16/51 - 9/16/53)	8,000,296	8,000,000
0.59%, dated 2/5/14 due 8/28/14 (Collateralized by Commercial Paper Obligations valued at $4,132,119, 7/2/14 - 11/17/14)	4,013,701	4,000,000
0.61%, dated:
2/5/14 due 8/28/14 (Collateralized by Mortgage Loan Obligations valued at $18,397,138, 1.35% - 5.29%, 3/15/22 - 4/25/45)	17,060,204	17,000,000
3/5/14 due 8/28/14 (Collateralized by Mortgage Loan Obligations valued at $6,490,333, 0.45% - 6.01%, 11/25/33 - 12/10/49)	6,022,672	6,000,000
3/12/14 due 7/10/14 (Collateralized by Mortgage Loan Obligations valued at $2,163,723, 5.51% - 9.57%, 4/25/35 - 12/11/40)	2,004,067	2,000,000

	Maturity Amount	Value
With: - continued
J.P. Morgan Securities, Inc. at:
0.61%, dated:
5/14/14 due 8/28/14 (Collateralized by Mortgage Loan Obligations valued at $5,401,584, 0.45%, 11/25/33)	$ 5,017,792	$ 5,000,000
0.62%, dated 1/14/14 due 9/15/14 (Collateralized by Mortgage Loan Obligations valued at $22,734,648, 0.00% - 6.18%, 4/25/36 - 2/12/51)	21,088,247	21,000,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.23%, dated 5/29/14 due 6/5/14 (Collateralized by U.S. Government Obligations valued at $22,440,574, 2% - 5.30%, 11/20/42 - 4/20/64)	22,000,984	22,000,000
0.58%, dated 5/30/14 due 6/2/14 (Collateralized by Corporate Obligations valued at $1,080,053, 0.95%, 6/25/45)	1,000,048	1,000,000
0.78%, dated:
5/5/14 due 8/4/14 (Collateralized by Corporate Obligations valued at $5,404,014, 3.25% , 3/15/16)	5,009,858	5,000,000
5/8/14 due 8/6/14 (Collateralized by Corporate Obligations valued at $10,805,722, 0.00% - 4.75%, 3/15/16 - 12/15/66)	10,019,500	10,000,000
5/16/14 due 8/14/14 (Collateralized by Corporate Obligations valued at $15,127,185, 0.25% - 3.25%, 3/15/16)	14,027,300	14,000,000
0.85%, dated 4/28/14 due 7/1/14 (Collateralized by Corporate Obligations valued at $15,197,236, 0.22% - 9.75%, 5/15/18 - 4/10/51)	14,021,156	14,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.22%, dated 5/27/14 due 6/3/14 (Collateralized by Corporate Obligations valued at $4,200,155, 0.61% - 6.19%, 6/24/14 - 5/15/44)	4,000,171	4,000,000
0.26%, dated:
5/2/14 due 6/2/14 (Collateralized by Equity Securities valued at $3,240,733)	3,000,672	3,000,000
5/6/14 due 6/6/14 (Collateralized by Equity Securities valued at $2,160,466)	2,000,448	2,000,000
Other Repurchase Agreement - continued
	Maturity Amount	Value
Other Repurchase Agreement - continued
With: - continued
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.26%, dated:
5/12/14 due 6/6/14 (Collateralized by Equity Securities valued at $5,400,846)	$ 5,001,119	$ 5,000,000
5/19/14 due 6/6/14 (Collateralized by Equity Securities valued at $9,721,026)	9,002,015	9,000,000
0.29%, dated 5/14/14 due 6/6/14 (Collateralized by Municipal Bond Obligations valued at $5,250,804, 0.61% - 7.43%, 6/24/14 - 2/19/43)	5,001,208	5,000,000
Mizuho Securities U.S.A., Inc. at:
0.3%, dated:
5/19/14 due 6/2/14 (Collateralized by Equity Securities valued at $3,247,500)	3,000,350	3,000,000
5/27/14 due 6/6/14 (Collateralized by Equity Securities valued at $5,400,302)	5,000,583	5,000,000
0.52%, dated 5/6/14 due 6/5/14 (Collateralized by U.S. Government Obligations valued at $2,055,792, 0.00% - 6.5%, 9/30/14 - 2/25/46)	2,000,867	2,000,000
0.91%, dated:
4/21/14 due 7/21/14 (Collateralized by U.S. Government Obligations valued at $3,108,669, 0.00% - 8.88%, 9/30/14 - 7/16/45)	3,006,901	3,000,000
4/24/14 due 7/23/14 (Collateralized by Corporate Obligations valued at $3,269,718, 0.66% - 1.09%, 9/25/34 - 5/25/35)	3,006,825	3,000,000
5/2/14 due 8/4/14 (Collateralized by Corporate Obligations valued at $5,379,513, 0.24% - 6.63%, 9/27/23 - 4/25/47)	5,011,881	5,000,000
5/9/14 due 8/7/14 (Collateralized by U.S. Government Obligations valued at $3,124,401, 0.00% - 6.65%, 2/5/15 - 4/25/47)	3,006,825	3,000,000

	Maturity Amount	Value
Mizuho Securities U.S.A., Inc. at:
0.92%, dated 3/4/14 due 6/2/14 (Collateralized by Corporate Obligations valued at $5,271,309, 0.00% - 8.5%, 8/1/15 - 4/25/47)	$ 5,011,500	$ 5,000,000
1.03%, dated 5/9/14 due 9/5/14 (Collateralized by U.S. Government Obligations valued at $3,094,023, 0.00% - 7.5%, 2/5/15 - 4/25/47)	3,010,214	3,000,000
RBC Capital Markets Co. at:
0.24%, dated 5/27/14 due 6/6/14 (Collateralized by U.S. Government Obligations valued at $5,150,206, 0.00% - 11.73%, 7/15/25 - 1/20/44)	5,000,467	5,000,000
0.29%, dated 3/24/14 due 6/6/14 (Collateralized by U.S. Government Obligations valued at $6,183,062, 3% - 14.43%, 8/1/26 - 1/20/44)	6,004,398	6,000,000
0.38%, dated:
5/20/14 due 6/3/14 (Collateralized by Corporate Obligations valued at $4,320,593, 3.75% - 12.75%, 9/1/16 - 10/23/43)	4,000,591	4,000,000
5/23/14 due 6/6/14 (Collateralized by Corporate Obligations valued at $5,400,571, 4.25% - 11.5%, 1/15/18 - 10/23/43)	5,000,739	5,000,000
0.4%, dated 5/20/14 due 6/3/14 (Collateralized by Mortgage Loan Obligations valued at $2,124,188, 3.40% - 5.51%, 11/15/26 - 3/10/39)	2,000,311	2,000,000
RBS Securities, Inc. at 0.6%, dated 5/27/14 due 6/3/14 (Collateralized by U.S. Government Obligations valued at $9,180,478, 4% - 6%, 4/1/18 - 4/1/29)	9,001,050	9,000,000
SG Americas Securities, LLC at:
0.25%, dated 5/28/14 due 6/4/14 (Collateralized by Corporate Obligations valued at $5,250,183, 0.68% - 9.25%, 4/1/15 - 12/15/55)	5,000,243	5,000,000
0.26%, dated:
5/27/14 due 6/3/14 (Collateralized by Equity Securities valued at $11,880,648)	11,000,556	11,000,000
5/29/14 due 6/5/14 (Collateralized by Equity Securities valued at $9,720,281)	9,000,455	9,000,000
Other Repurchase Agreement - continued
	Maturity Amount	Value
Other Repurchase Agreement - continued
With: - continued
SG Americas Securities, LLC at:
0.34%, dated 5/28/14 due 6/4/14 (Collateralized by Corporate Obligations valued at $9,485,000, 1% - 12.25%, 3/1/15 - 3/30/67)	$ 9,000,595	$ 9,000,000
UBS Securities LLC at 0.43%, dated:
4/8/14 due 6/6/14 (Collateralized by Corporate Obligations valued at $9,678,900, 0.00% - 9%, 5/1/15 - 4/1/42)	9,009,783	9,000,000
4/15/14 due 6/6/14 (Collateralized by Corporate Obligations valued at $5,401,818, 0% - 9%, 5/1/15 - 4/1/42)	5,005,375	5,000,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $468,000,000)		468,000,000
TOTAL INVESTMENT PORTFOLIO - 97.5% (Cost $4,347,693,429)		4,347,693,429
NET OTHER ASSETS (LIABILITIES) - 2.5%		113,191,133
NET ASSETS - 100%		$ 4,460,884,562
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $64,000,000 or 1.4% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$63,403,000 due 6/02/14 at 0.09%
BNY Mellon Capital Markets LLC	$ 12,972,825
Bank of America NA	36,131,720
Mizuho Securities USA, Inc.	6,863,929
Societe Generale	7,434,526
$ 63,403,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At May 31, 2014, the cost of investment securities for income tax purposes was $4,347,693,429.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Intermediate
Treasury Bond Index Fund

May 31, 2014

1.832120.108

ITB-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.4%
	Principal Amount	Value
U.S. Treasury Obligations - 99.4%
U.S. Treasury Bonds:
6.25% 8/15/23	$ 6,066,000	$ 8,043,140
7.125% 2/15/23	3,504,000	4,850,850
7.25% 8/15/22	3,446,000	4,762,748
7.625% 11/15/22	1,928,000	2,734,295
7.875% 2/15/21	2,262,000	3,111,311
8% 11/15/21	6,914,000	9,744,419
8.125% 8/15/19	4,227,000	5,615,307
8.125% 5/15/21	2,301,000	3,222,838
8.125% 8/15/21	2,173,000	3,064,099
8.5% 2/15/20	2,151,000	2,948,382
8.75% 5/15/20	1,651,000	2,305,854
8.75% 8/15/20	4,133,000	5,814,614
U.S. Treasury Notes:
0.875% 7/31/19	10,924,000	10,528,005
1% 6/30/19	8,877,000	8,625,950
1% 8/31/19	12,947,000	12,534,314
1% 9/30/19	15,153,000	14,647,511
1% 11/30/19	16,958,000	16,336,642
1.125% 12/31/19	16,780,000	16,245,137
1.125% 3/31/20	14,216,000	13,688,458
1.125% 4/30/20	17,783,000	17,098,070
1.25% 10/31/19	10,382,000	10,160,573
1.25% 2/29/20	14,911,000	14,490,465
1.375% 1/31/20	17,133,000	16,789,004
1.375% 5/31/20	18,316,000	17,846,653
1.625% 8/15/22	16,776,000	15,968,655
1.625% 11/15/22	27,691,000	26,230,743
1.75% 10/31/20	20,839,000	20,604,561
1.75% 5/15/22	20,048,000	19,347,884
1.75% 5/15/23	44,205,000	41,960,226
1.875% 6/30/20	12,104,000	12,121,962
2% 7/31/20	17,755,000	17,904,817
2% 9/30/20	15,614,000	15,692,070
2% 11/30/20	20,272,000	20,327,424
2% 2/28/21	21,583,000	21,569,511
2% 5/31/21	20,246,000	20,166,919
2% 11/15/21	32,021,000	31,718,305
2% 2/15/22	23,325,000	23,026,160
2% 2/15/23	38,257,000	37,231,827
2.125% 8/31/20	20,003,000	20,278,041
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.125% 1/31/21	$ 19,838,000	$ 19,999,184
2.125% 8/15/21	30,641,000	30,717,603
2.25% 3/31/21	21,309,000	21,615,317
2.25% 4/30/21	21,748,000	22,043,642
2.375% 12/31/20	18,541,000	19,005,971
2.5% 8/15/23	33,664,000	33,961,186
2.5% 5/15/24	15,783,000	15,819,995
2.625% 8/15/20	26,791,000	27,971,465
2.625% 11/15/20	42,533,000	44,343,970
2.75% 11/15/23	48,623,000	49,994,315
2.75% 2/15/24	48,242,000	49,497,064
3.125% 5/15/21	21,907,000	23,479,857
3.375% 11/15/19	28,220,000	30,770,834
3.5% 5/15/20	23,306,000	25,565,587
3.625% 8/15/19	21,529,000	23,730,685
3.625% 2/15/20	32,297,000	35,657,890
3.625% 2/15/21	35,234,000	38,933,570
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,065,238,763)		1,082,465,879
Cash Equivalents - 0.5%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.07%, dated 5/30/14 due 6/2/14 (Collateralized by U.S. Government Obligations) # (Cost $5,426,000)	$ 5,426,031	5,426,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $1,070,664,763)		1,087,891,879
NET OTHER ASSETS (LIABILITIES) - 0.1%		580,354
NET ASSETS - 100%		$ 1,088,472,233
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$5,426,000 due 6/02/14 at 0.07%
BNP Paribas Securities Corp.	$ 759,902
Commerz Markets LLC	3,110,732
Mizuho Securities USA, Inc.	1,555,366
$ 5,426,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $1,070,251,607. Net unrealized appreciation aggregated $17,640,272, of which $26,673,375 related to appreciated investment securities and $9,033,103 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan® Long-Term
Treasury Bond Index Fund

May 31, 2014

1.832125.108

LBX-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.2%
	Principal Amount	Value
U.S. Treasury Obligations - 99.2%
U.S. Treasury Bonds:
2.75% 8/15/42	$ 13,140,000	$ 11,776,725
2.75% 11/15/42	15,617,000	13,972,343
2.875% 5/15/43	20,432,000	18,714,445
3% 5/15/42	8,394,000	7,936,267
3.125% 11/15/41	7,853,000	7,628,451
3.125% 2/15/42	10,710,000	10,388,700
3.125% 2/15/43	16,411,000	15,839,175
3.375% 5/15/44	7,177,000	7,244,284
3.5% 2/15/39	6,060,000	6,343,117
3.625% 8/15/43	19,408,000	20,554,275
3.625% 2/15/44	20,680,000	21,888,498
3.75% 8/15/41	8,921,000	9,718,314
3.75% 11/15/43	20,838,000	22,557,135
3.875% 8/15/40	8,326,000	9,265,273
4.25% 5/15/39	5,646,000	6,652,575
4.25% 11/15/40	9,170,000	10,830,632
4.375% 2/15/38	3,255,000	3,899,389
4.375% 11/15/39	7,549,000	9,071,777
4.375% 5/15/40	9,429,000	11,342,795
4.375% 5/15/41	7,114,000	8,576,816
4.5% 2/15/36	7,259,000	8,843,502
4.5% 5/15/38	3,729,000	4,550,543
4.5% 8/15/39	7,384,000	9,031,555
4.625% 2/15/40	10,680,000	13,324,966
4.75% 2/15/37	2,420,000	3,052,225
4.75% 2/15/41	9,522,000	12,134,599
5% 5/15/37	3,144,000	4,095,060
5.25% 11/15/28	4,015,000	5,165,546
5.25% 2/15/29	3,223,000	4,149,613
5.375% 2/15/31	6,654,000	8,771,842
5.5% 8/15/28	3,359,000	4,416,037
6% 2/15/26	3,982,000	5,352,680
6.125% 11/15/27	5,176,000	7,150,965
6.125% 8/15/29	2,399,000	3,363,098
6.25% 5/15/30	4,057,000	5,788,199
6.375% 8/15/27	1,861,000	2,617,904
6.5% 11/15/26	2,579,000	3,634,778
6.625% 2/15/27	1,722,000	2,456,810
6.75% 8/15/26	1,908,000	2,731,420
6.875% 8/15/25	1,911,000	2,722,579
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
7.5% 11/15/24	$ 2,017,000	$ 2,959,948
7.625% 2/15/25	1,869,000	2,776,633
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $324,146,926)		353,291,488
Cash Equivalents - 1.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.07%, dated 5/30/14 due 6/2/14 (Collateralized by U.S. Government Obligations) # (Cost $3,997,000)	$ 3,997,023	3,997,000
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $328,143,926)		357,288,488
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(1,184,385)
NET ASSETS - 100%		$ 356,104,103
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$3,997,000 due 6/02/14 at 0.07%
BNP Paribas Securities Corp.	$ 559,773
Commerz Markets LLC	2,291,485
Mizuho Securities USA, Inc.	1,145,742
$ 3,997,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $329,236,360. Net unrealized appreciation aggregated $28,052,128, of which $31,350,775 related to appreciated investment securities and $3,298,647 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Short-Term Treasury
Bond Index Fund

May 31, 2014

1.832122.108

STD-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.0%
	Principal Amount	Value
U.S. Treasury Obligations - 99.0%
U.S. Treasury Bonds:
7.25% 5/15/16	$ 2,554,000	$ 2,895,398
7.5% 11/15/16	1,983,000	2,318,407
8.75% 5/15/17	1,605,000	1,979,166
8.875% 8/15/17	945,000	1,183,834
8.875% 2/15/19	1,109,000	1,487,446
9% 11/15/18	667,000	888,778
9.125% 5/15/18	537,000	702,841
9.25% 2/15/16	564,000	650,098
9.875% 11/15/15	1,037,000	1,182,666
10.625% 8/15/15	761,000	856,601
U.S. Treasury Notes:
0.25% 7/15/15	5,969,000	5,976,694
0.25% 7/31/15	6,714,000	6,722,654
0.25% 8/15/15	6,116,000	6,123,884
0.25% 9/15/15	6,271,000	6,277,860
0.25% 9/30/15	6,471,000	6,478,079
0.25% 10/15/15	6,145,000	6,150,279
0.25% 10/31/15	6,245,000	6,250,364
0.25% 11/30/15	6,118,000	6,121,108
0.25% 12/15/15	6,107,000	6,109,150
0.25% 12/31/15	6,073,000	6,074,658
0.25% 2/29/16	6,299,000	6,295,554
0.25% 4/15/16	6,273,000	6,263,446
0.25% 5/15/16	6,185,000	6,172,197
0.375% 6/15/15	6,498,000	6,515,005
0.375% 6/30/15	6,768,000	6,786,504
0.375% 8/31/15	6,632,000	6,650,649
0.375% 11/15/15	6,402,000	6,417,506
0.375% 1/15/16	6,210,000	6,222,370
0.375% 1/31/16	6,355,000	6,367,411
0.375% 2/15/16	6,132,000	6,142,063
0.375% 3/15/16	6,092,000	6,099,853
0.375% 3/31/16	6,392,000	6,399,242
0.375% 4/30/16	6,411,000	6,414,757
0.375% 5/31/16	5,927,000	5,927,000
0.5% 6/15/16	6,221,000	6,234,612
0.5% 7/31/17	6,161,000	6,087,838
0.625% 7/15/16	6,232,000	6,258,779
0.625% 8/15/16	6,376,000	6,399,413
0.625% 10/15/16	5,870,000	5,882,380
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.625% 11/15/16	$ 5,867,000	$ 5,874,791
0.625% 12/15/16	5,859,000	5,861,748
0.625% 2/15/17	5,905,000	5,897,619
0.625% 5/31/17	6,785,000	6,747,893
0.625% 8/31/17	6,712,000	6,648,551
0.625% 9/30/17	6,013,000	5,947,705
0.625% 11/30/17	6,894,000	6,799,208
0.625% 4/30/18	6,137,000	6,006,589
0.75% 1/15/17	5,826,000	5,842,383
0.75% 3/15/17	5,971,000	5,978,464
0.75% 6/30/17	6,383,000	6,365,051
0.75% 10/31/17	5,885,000	5,837,643
0.75% 12/31/17	5,979,000	5,913,602
0.75% 2/28/18	5,775,000	5,695,143
0.75% 3/31/18	5,185,000	5,105,198
0.875% 9/15/16	6,023,000	6,074,292
0.875% 11/30/16	6,842,000	6,891,714
0.875% 12/31/16	6,956,000	7,001,103
0.875% 1/31/17	6,915,000	6,953,897
0.875% 2/28/17	6,606,000	6,638,515
0.875% 4/15/17	5,999,000	6,021,496
0.875% 4/30/17	6,817,000	6,837,771
0.875% 5/15/17	5,804,000	5,820,779
0.875% 1/31/18	4,375,000	4,340,823
1% 8/31/16	6,931,000	7,013,306
1% 9/30/16	6,788,000	6,864,894
1% 10/31/16	6,931,000	7,006,264
1% 3/31/17	6,499,000	6,547,743
1% 5/31/18	6,600,000	6,543,794
1.125% 5/31/19	2,440,000	2,390,819
1.25% 8/31/15	7,035,000	7,131,457
1.25% 9/30/15	6,896,000	6,994,592
1.25% 10/31/15	7,055,000	7,159,724
1.25% 10/31/18	6,348,000	6,316,260
1.25% 11/30/18	6,596,000	6,554,775
1.25% 1/31/19	4,648,000	4,606,967
1.25% 4/30/19	1,891,000	1,867,658
1.375% 11/30/15	7,185,000	7,308,776
1.375% 6/30/18	4,896,000	4,920,480
1.375% 7/31/18	5,892,000	5,915,933
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.375% 9/30/18	$ 9,491,000	$ 9,505,819
1.375% 11/30/18	2,671,000	2,669,956
1.375% 12/31/18	3,340,000	3,334,519
1.375% 2/28/19	4,929,000	4,905,893
1.5% 6/30/16	6,257,000	6,397,783
1.5% 7/31/16	6,791,000	6,945,387
1.5% 8/31/18	9,145,000	9,219,303
1.5% 12/31/18	6,949,000	6,974,517
1.5% 1/31/19	7,022,000	7,039,007
1.5% 2/28/19	6,913,000	6,924,344
1.5% 3/31/19	2,334,000	2,335,277
1.5% 5/31/19	7,036,000	7,022,808
1.625% 3/31/19	6,875,000	6,917,969
1.625% 4/30/19	6,998,000	7,032,990
1.75% 7/31/15	7,207,000	7,341,569
1.75% 5/31/16	4,533,000	4,656,597
1.75% 10/31/18	2,441,000	2,482,956
1.875% 6/30/15	7,385,000	7,524,333
1.875% 8/31/17	5,303,000	5,465,404
1.875% 9/30/17	4,524,000	4,660,426
1.875% 10/31/17	5,215,000	5,371,450
2% 1/31/16	6,690,000	6,882,598
2% 4/30/16	4,529,000	4,671,768
2.125% 12/31/15	7,108,000	7,318,461
2.125% 2/29/16	3,085,000	3,184,056
2.25% 3/31/16	4,382,000	4,536,737
2.25% 11/30/17	4,322,000	4,504,674
2.25% 7/31/18	1,895,000	1,970,800
2.375% 3/31/16	3,213,000	3,334,869
2.375% 7/31/17	4,325,000	4,526,722
2.375% 5/31/18	2,148,000	2,246,170
2.375% 6/30/18	2,738,000	2,863,135
2.5% 6/30/17	3,945,000	4,143,481
2.625% 2/29/16	2,497,000	2,599,320
2.625% 4/30/16	2,646,000	2,761,247
2.625% 1/31/18	3,038,000	3,206,989
2.625% 4/30/18	2,197,000	2,318,520
2.75% 11/30/16	4,670,000	4,921,013
2.75% 5/31/17	4,023,000	4,254,323
2.75% 12/31/17	3,337,000	3,536,960
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.75% 2/28/18	$ 2,544,000	$ 2,698,230
2.75% 2/15/19	4,856,000	5,141,669
2.875% 3/31/18	3,046,000	3,243,990
3% 8/31/16	4,531,000	4,787,282
3% 9/30/16	4,733,000	5,006,624
3% 2/28/17	4,260,000	4,526,582
3.125% 10/31/16	5,289,000	5,616,257
3.125% 1/31/17	5,144,000	5,479,965
3.125% 4/30/17	3,926,000	4,192,230
3.125% 5/15/19	6,300,000	6,780,866
3.25% 5/31/16	3,178,000	3,359,991
3.25% 6/30/16	3,493,000	3,698,486
3.25% 7/31/16	4,377,000	4,642,356
3.25% 12/31/16	4,351,000	4,644,014
3.25% 3/31/17	4,498,000	4,815,671
3.5% 2/15/18	4,552,000	4,948,880
3.75% 11/15/18	5,337,000	5,893,633
3.875% 5/15/18	2,411,000	2,662,648
4% 8/15/18	2,725,000	3,032,200
4.25% 8/15/15	5,761,000	6,045,000
4.25% 11/15/17	3,296,000	3,660,363
4.5% 11/15/15	4,598,000	4,884,658
4.5% 2/15/16	3,865,000	4,143,098
4.5% 5/15/17	2,438,000	2,702,372
4.625% 11/15/16	3,586,000	3,941,236
4.625% 2/15/17	2,969,000	3,284,456
4.75% 8/15/17	3,011,000	3,379,143
4.875% 8/15/16	3,260,000	3,576,067
5.125% 5/15/16	2,953,000	3,226,383
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $757,324,416)		760,736,464
Cash Equivalents - 0.6%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.07%, dated 5/30/14 due 6/2/14 (Collateralized by U.S. Government Obligations) # (Cost $4,515,000)	$ 4,515,026	$ 4,515,000
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $761,839,416)		765,251,464
NET OTHER ASSETS (LIABILITIES) - 0.4%		2,867,735
NET ASSETS - 100%		$ 768,119,199
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$4,515,000 due 6/02/14 at 0.07%
BNP Paribas Securities Corp.	$ 632,318
Commerz Markets LLC	2,588,455
Mizuho Securities USA, Inc.	1,294,227
$ 4,515,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $761,891,329. Net unrealized appreciation aggregated $3,360,135, of which $4,775,773 related to appreciated investment securities and $1,415,638 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 30, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2014